Consolidated Statement of Changes in Shareholders' Equity (Parenthetical) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Payments of stock issuance costs			$ 138,256	$ 7,565
Payments for stock issuance costs,one		$ 70		70
Payments of stock issuance costs, Two				$ 4,547
Unit issuance costs			$ 62,155
Shares issued		178,100
Preferred Stock [Member]
Payments of stock issuance costs	$ 7,815
Common Stock [Member]
Payments of stock issuance costs		$ 7,565
Shares issued		196,400